Note 2. Summary of Significant Accounting Policies: Concentrations (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Supplier Concentration Risk | Professional Services
Concentration Risk, Percentage	45.00%	58.00%